Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust
Entity Central Index Key	0000035330
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Maryland Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Maryland Municipal Income Fund
Class Name	Fidelity® Maryland Municipal Income Fund
Trading Symbol	SMDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a solid gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg Maryland 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•Yield-curve positioning, or how the fund's investments were allocated across bonds with various maturities, contributed, as did an overweight in lower-quality investment-grade municipal bonds.
•In contrast, overweights in certain high-quality bonds detracted versus the state index this period.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Maryland Municipal Income Fund $10,000 $10,033 $10,017 $10,866 $11,024 $11,474 $10,424 $10,584 $11,243 $11,315 $11,731 Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index $10,000 $10,092 $10,076 $10,934 $11,350 $11,611 $10,631 $10,730 $11,323 $11,386 $11,795 Bloomberg Municipal Bond Index $10,000 $10,088 $10,138 $11,022 $11,378 $11,765 $10,749 $10,932 $11,598 $11,607 $12,085 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Maryland Municipal Income Fund 3.68% 0.45% 1.61% Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index 3.58% 0.31% 1.66% Bloomberg Municipal Bond Index 4.12% 0.54% 1.91% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 161,193,747
Holdings Count | shares	155
Advisory Fees Paid, Amount	$ 876,445
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$161,193,747
Number of Holdings	155
Total Advisory Fee	$876,445
Portfolio Turnover	5%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.2 Health Care 19.2 Special Tax 12.0 Transportation 9.7 Water & Sewer 7.8 Housing 6.1 Others(Individually Less Than 5%) 4.7 98.7 AAA 27.7 AA 32.2 A 19.6 BBB 11.9 B 0.9 Not Rated 6.4 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 27.7 AA - 32.2 A - 19.6 BBB - 11.9 B - 0.9 Not Rated - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Arizona Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Arizona Municipal Income Fund
Class Name	Fidelity® Arizona Municipal Income Fund
Trading Symbol	FSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a solid gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's underweight in certain high-quality municipal bonds contributed to performance versus the Bloomberg Arizona 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, helped.
•Pricing factors meaningfully contributed. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, an overweight in certain high-quality bonds that lagged the state index detracted from the fund's relative result this period.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Arizona Municipal Income Fund $10,000 $10,043 $10,037 $10,897 $11,151 $11,516 $10,472 $10,630 $11,351 $11,343 $11,782 Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index $10,000 $10,123 $10,135 $11,018 $11,376 $11,721 $10,728 $10,847 $11,496 $11,569 $11,986 Bloomberg Municipal Bond Index $10,000 $10,088 $10,138 $11,022 $11,378 $11,765 $10,749 $10,932 $11,598 $11,607 $12,085 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Arizona Municipal Income Fund 3.86% 0.46% 1.65% Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index 3.61% 0.45% 1.83% Bloomberg Municipal Bond Index 4.12% 0.54% 1.91% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 134,576,162
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 688,685
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$134,576,162
Number of Holdings	146
Total Advisory Fee	$688,685
Portfolio Turnover	9%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 31.0 Education 19.0 Health Care 16.9 Special Tax 6.6 Transportation 6.5 Electric Utilities 6.2 Water & Sewer 5.5 Others(Individually Less Than 5%) 3.2 94.9 AAA 5.2 AA 63.2 A 20.9 BBB 2.9 BB 0.4 Not Rated 2.3 Short-Term Investments and Net Other Assets (Liabilities) 5.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.2 AA - 63.2 A - 20.9 BBB - 2.9 BB - 0.4 Not Rated - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.